Derivative financial instruments - Embedded derivatives (Details) item in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Copper concentrate [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Forward pricing		2.793
Copper concentrate [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Forward pricing		2.804
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Embedded derivatives [Line Items]
Derivative financial asset liabilities	$ 101,434,000	$ 36,705,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	267,872	246,441
Embedded derivatives, maturity	January 2021 to May 2021	January 2020 to May 2020
Derivative financial asset liabilities	$ 98,424,000	$ 39,727,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 2.908	2.567
Forward pricing	3.519
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 3.545	$ 2.774
Forward pricing	3.524
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	3,964	4,410
Embedded derivatives, maturity	January 2021	January 2020
Provisional pricing		$ 2.791
Forward pricing	3.519	2.793
Derivative financial asset liabilities	$ (235,000)	$ 9,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper cathode [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	3.535
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper cathode [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 3.612
Sociedad Minera Cerro Verde S.A.A. [Member] | Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	3,382	5,370
Embedded derivatives, maturity	January 2021 to February 2021	January 2020 to February 2020
Forward pricing	8.658	8.025
Derivative financial asset liabilities	$ 3,245,000	$ (3,031,000)
Sociedad Minera Cerro Verde S.A.A. [Member] | Molybdenum [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	7.360	7.857
Sociedad Minera Cerro Verde S.A.A. [Member] | Molybdenum [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 7.884	$ 9.724